SCHEDULE OF INCOME TAX EXPENSES BENEFITS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Current tax expense	$ 15,470	$ 1,370
Deferred tax expense
Total income taxes	$ 15,470	$ 1,370